Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000320351
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false